INCOME TAX	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 18 -	INCOME TAX

BVI

Hollysys and its subsidiaries incorporated in the BVI are not subject to income tax under the relevant regulations.

Singapore

The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.

Malaysia

The Company’s wholly owned subsidiaries incorporated in Malaysia are subject to Malaysia corporate income tax at a rate of 24% on the assessable profits arising from Malaysia.

Dubai

The branch of the Company’s wholly owned subsidiary is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30, 2016, 2017 and 2018.

Hong Kong

The Company’s wholly owned subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong for the year ended June 30, 2018. For the year ended June 30, 2018, the provision for Hong Kong profits tax has been made in the statement of comprehensive income
. No provision for Hong Kong profits tax has been made in the statement of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30, 2016, and  2017.

Macau

The Company’s wholly owned subsidiary incorporated in Macau is subject to the Macau corporate income tax at a rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP600. No provision for Macau profits tax has been made in the statement of comprehensive income for each of the years ended June 30, 2016, 2017 and 2018.

India

The Company’s wholly owned subsidiary incorporated in India is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the statement of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 2016, 2017 and 2018.

Qatar

CECL is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar.

Indonesia

The Company’s wholly owned subsidiary incorporated in Indonesia is subject to the Indonesia Corporate income tax at a rate of 25% on the assessable profit arising from Indonesia. No provision for Indonesia tax has been made in the statement of comprehensive income as there were no assessable profits noted for the year ended June 30, 2018.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is 25%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the followings:

Beijing Hollysys Co., Ltd
(“Beijing Hollysys”)

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from 2017 to 2019.

Further, Beijing Hollysys was qualified for the Key Software Enterprise (“KSE”) status in calendar year 2017 and was entitled to the preferential tax rate of 10% for
calendar year 2017. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status
.

Hangzhou Hollysys Automation Co., Ltd
(“Hangzhou Hollysys”)

Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2017 to 2019.

Further, Hangzhou Hollysys was qualified for the KSE status in calendar year 2017 and was entitled to the preferential tax rate of 10% for
calendar year 2017. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status
.

Beijing Hollysys Industrial Software Company Ltd. (“Hollysys Industrial Software”)

Hollysys Industrial Software was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2016 to 2018.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2016	2017	2018

PRC	$142,900	$105,331	$127,301
Non-PRC	(5,158)	(21,976)	2,341

	$137,742	$83,355	$129,642

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2016	2017	2018

Current income tax expense (benefit)
PRC	10,590	12,911	17,268
Non-PRC	4,110	(658)	6,462
	$14,700	$12,253	$23,730
Deferred income tax (benefit) expense
PRC	(196)	2,616	(1,348)
Non-PRC	(266)	(483)	(177)
	$(462)	2,133	(1,525)
	$14,238	$14,386	$22,205

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2016	2017	2018
Income before income taxes	$137,742	$83,355	$129,642

Expected income tax expense at statutory tax rate in the PRC	34,436	20,838	32,410
Effect of different tax rates in various jurisdictions	2,109	2,627	(521)
Effect of preferential tax treatment	(12,296)	(10,650)	(11,678)
Effect of non-taxable income	(4,985)	-	(284)
Effect of additional deductible research and development expenses	(4,716)	(2,385)	(4,260)
Effect of non-deductible expenses	5,569	4,608	3,046
Effect of change in tax rate	(6,613)	(4,835)	(4,801)
Change in valuation allowance	540	3,964	2,359
Tax rate differential on deferred tax items	(587)	2,056	-
Withholding tax on dividend paid by subsidiaries	1,252	(2,799)	4,784
Others	(471)	962	1,150
Total	$14,238	$14,386	$22,205

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

June 30, 2017

Deferred tax assets, current
Allowance for doubtful accounts	$9,172
Inventory provision	179
Provision for contract loss	694
Long-term assets	13
Deferred revenue	3,220
Deferred subsidies	1,654
Warranty liabilities	829
Recognition of intangible assets	(2)
Accrued payroll	998
Net operating loss carry forward	9,801
Valuation allowance	(10,160)
Total deferred tax assets, current	$16,398

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(10,071)
Recognition of intangible assets	-
PRC dividend withholding tax	(2,949)
Others	2
Total deferred tax liabilities, current	$(13,018)

Net deferred tax assets, current	$7,730
Net deferred tax liabilities, current	$(4,350)

Deferred tax assets, non-current
Long-term assets	$112
Deferred subsidies	333
Net operating loss carryforward	1,573
Warranty liabilities	332
Others	192
Total deferred tax assets, non-current	$2,542

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(2,520)
Property, plant and equipment	(38)
Intangible assets and other non-current assets	(5,552)
Total deferred tax liabilities, non-current	$(8,110)

Net deferred tax assets-non-current	$1,121
Net deferred tax liabilities-non-current	$(6,689)

June 30, 2018

Deferred tax assets
Allowance for doubtful accounts	$9,600
Costs and estimated earnings in excess of billings	(8,544)
Deferred revenue	3,562
Deferred subsidies	1,809
Warranty liabilities	882
Accrued payroll	1,029
Net operating loss carry forward	12,739
Long-term assets	296
Warranty liabilities	324
Share of net gains(loss) of equity investees	(2,038)
Inventory provision	713
Provision for contract loss	70
Recognition of intangible assets	11
Others	387
Long-term assets	-
Valuation allowance	(12,522)
Total deferred tax assets-non-current	$8,318

Deferred tax liabilities
Withholding tax on capital repayment	$(3,019)
Intangible assets and other non-current assets	(6,327)
Property, plant and equipment	(20)
Total deferred tax assets, non-current	$(9,366)

As of June 30, 2018 the Company had incurred net losses of approximately $7,994, $34,634, $800 derived from entities in the PRC, Singapore and Indonesia, respectively. The net losses in the PRC can be carried forward for five years, to offset future net profit for income tax purposes. The net losses in Singapore and Indonesia can be carried forward without an expiration date. For the amount as of June 30, 2018, $264 will expire, if not utilized, from calendar years ending December 31, 2018 to 2022.

The valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to their respective foreign holding companies are subject to a withholding tax at 10% unless reduced by tax treaty. As of June 30, 2017 and 2018, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are approximately RMB3,654,625 (equivalent to $557,093) and RMB4,089,013 (equivalent to $623,213), respectively. The Company expects to distribute a portion of the earnings (approximately RMB200,000 or $30,190) to the holding companies located outside mainland China, and has hence accrued a withholding tax of $3,019 as of June 30, 2018. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.

As of June 30, 2017 and June 30, 2018, the undistributed retained earnings generated from periods prior to January 1, 2008 were approximately $63,716 which are not subject to PRC dividend withholding taxes. Accordingly, as of June 30, 2017 and June 30, 2018, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $484,314 and $552,937, respectively. Deferred tax liabilities subject to recognize would have been approximately $42,060 and $48,922 respectively, if all such undistributed earnings planned to be distributed to the Company in full as of June 30, 2017 and June 30, 2018.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three-year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2012 through 2016. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

As of June 30, 2017 and 2018, the Company concluded that there was no significant unrecognized tax benefits requiring recognition in its financial statements. The amount of unrecognized tax benefits may change in the next 12 months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time. As of June 30, 2017 and 2018, no unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded no penalty or interest for the years ended June 30, 2017 and 2018, respectively.

As of June 30, 2018, the Company’s tax years ended December 31, 2007 through 2018 remain open for statutory examination by tax authorities.